GENERAL (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 02, 2018	Apr. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Redeemable non-controlling interests at acquisition date			$ (1,533)
Aimetis [Member]
Business Acquisition [Line Items]
Net assets (liabilities) (including cash)		$ 1,981
Intangible assets		4,520
Adjustment to deferred revenue		671			$ 671
Deferred tax liabilities		(562)			(562)
Goodwill		7,859			7,859
Total purchase price		14,469
Cash		$ 2,274
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Net assets (liabilities) (including cash)	$ 3,683
Intangible assets	501
Adjustment to deferred revenue	20		20
Deferred tax liabilities	(80)		(80)
Goodwill	255		255
Redeemable non-controlling interests at acquisition date	(1,533)		$ (1,533)
Total purchase price	2,846
Cash	$ 2,461